Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Contingent Liabilities
Note 31 - Contingent Liabilities

In the ordinary course of business, the Group is involved in various lawsuits against it. The costs that may result from these lawsuits are only accrued for when it is more likely than not that a liability, resulting from past events, will be incurred and the amount of that liability can be quantified or estimated within a reasonable range. The amount of the provisions recorded is based on a case-by-case assessment of the risk level, while events that occur in the course of the litigation may require a reassessment of this risk. The Group’s assessment of risk is based both on the advice of its legal counsels and on the Group's estimate of the probable settlements amounts that are expected to be incurred, if such settlements will be agreed by both parties. The provision recorded in the consolidated financial statements in respect of all lawsuits against the Group amounted to NIS 49 million (see also Note 14, regarding Provisions).

Described hereunder are the outstanding lawsuits against the Group, classified into groups with similar characteristics. The amounts presented below are calculated based on the claims amounts as of the date of their submission to the Group.

A.	Consumer claims

In the ordinary course of business, lawsuits have been filed against the Group by its customers. These are mostly purported class actions, particularly concerning allegations of illegal collection of funds, unlawful conduct or breach of license, or a breach of agreements with customers, causing monetary and non-monetary damage to them. As of December 31, 2017, the amounts claimed from the Group by its customers sum up to NIS 16.634 billion (including class actions as detailed below). In addition, there are other purported class actions against the Group, in which the amount claimed has not been quantified if the lawsuits are certified as class actions, and in respect of which the Group has exposure in addition to the above mentioned. In addition, there is another purported class action for approximately NIS 300 million, that has been filed against the Group and other defendants together without specifying the amount claimed from the Group, another purported class action against the Group and other defendants together, in which the amount claimed from the Group was estimated by the plaintiffs to be approximately NIS 3 million, and other purported class actions, that have been filed against the Group and other defendants together in which the amount claimed has not been quantified if the lawsuits are certified as class actions and in respect of which the Group has exposure in addition to the above mentioned.

In December 2016, the District court partially approved a request to certify a lawsuit filed against the Company in July 2014 as a class action, relating to an allegation that the commercial messages the Company sent to its subscribers failed to meet the requirements of applicable law. In January 2017, the plaintiffs appealed the dismissal of the allegations which were not approved, to the Supreme Court. The total amount claimed was estimated by the plaintiffs to be approximately NIS 21 million.

In January 2017, the District court partially approved a request to certify a lawsuit filed against the Group in February 2013 as a class action, relating to an allegation that the Group failed to disconnect customers within the time frame set in its license and applicable law. In March 2017, the plaintiffs appealed the dismissal of the allegations which were not approved, to the Supreme Court. The total amount claimed was estimated by the plaintiffs to be approximately NIS 72 million.

In December 2017, the District Court approved a request to certify a lawsuit filed against the Company in May 2015 as a class action, relating to an allegation that the Company unlawfully charged some of its subscribers for call details reports. In February 2018, after the end of the reporting period, the Company appealed the approval of this allegation to the Supreme Court and the plaintiff appealed the dismissal of other allegations. The total amount claimed was not estimated by the plaintiffs.

Of all the consumer purported class actions, in two purported class actions with aggregate amounts claimed estimated by the plaintiffs of approximately NIS 15.076 billion, settlement agreements were filed with the court and the proceedings are still pending.

Of all the consumer purported class actions, there is a purported class action for approximately NIS 6 million, of which at this early stage it is not possible to assess the chances of success.

After the end of the reporting period, two purported class actions against the Group, with aggregate amounts claimed estimated by the plaintiffs of approximately NIS 160 million and another purported class action against the Group for which the amount claimed from the Group was not specified, were concluded.

After the end of the reporting period, five purported class actions have been filed against the Group: three purported class actions with aggregate amounts claimed estimated by the plaintiffs of approximately NIS 88 million, a purported class action for a sum estimated by the plaintiffs of tens of millions of NIS, and a purported class action against the Group and other defendants together, in which the amount claimed from the Group was estimated by the plaintiffs to be approximately NIS 4 million. At this early stage it is not possible to assess their chances of success.

Described hereunder are the outstanding consumer class actions and purported class actions against the Group broken down by amount claimed if the lawsuit is certified as a class action, as of December 31, 2017:

Claim amount	Number of claims	Total claims amount (NIS millions)
Up to NIS 100 million	15	468
NIS 100-500 million	5	1,166
Above NIS 1 billion	1	15,000
Unquantified claims	12	-
Against the Group and other defendants together without specifying the amount claimed from the Group	1	300
Against the Group and other defendants together, in which the amount claimed from the Group has been quantified	1	3
Unquantified claims against the Group and other defendants	5	-

Described hereunder are purported class actions against the Group, in which the amount claimed was NIS 1 billion or more:

1.
In March 2015, a purported class action in a total amount estimated by the plaintiffs to be approximately NIS 15 billion, if the lawsuit is certified as a class action, was filed against the Company, by plaintiffs alleging to be subscribers of the Company, in connection with allegations that the Company unlawfully violated the privacy of its subscribers. In February 2017, a settlement agreement was filed with the court and proceedings are still pending.

2.
In December 2015, a purported class action was filed against the Company and two other defendants, alleging that the defendants unlawfully offer cellular pre-paid calling cards for very high prices by allegedly coordinating such prices among them. The total amount claimed from all defendants, including the Company, had the lawsuit been certified as a class action, was estimated by the plaintiffs to be approximately NIS 13 billion, out of which, based on the data specified in the lawsuit by the plaintiffs, an estimated amount of approximately NIS 6.7 billion was claimed from the Company. In September 2016, the purported class action was dismissed by the District Court. In November 2016, the plaintiffs filed an appeal regarding the District Court's decision and in January 2017, the Supreme Court dismissed their appeal.

B.	Employees, subcontractors, suppliers, authorities and others claims

In the ordinary course of business, lawsuits have been filed against the Group by employees, subcontractors, suppliers, authorities and others which deal mostly with claims for breach of provisions of the law governing termination of employment and obligatory payments to employees, claims for breach of agreements, copyright and patent infringement and compulsory payments to authorities.

As of December 31, 2017, the amounts that are claimed from the Group under these claims total approximately NIS 27 million.

C.	Liens and guarantees

As part of issuance of the Series F through L debentures and the loan agreements which the Company entered into, the Company committed not to create liens on its assets, subject to certain exceptions.

The Group has given bank guarantees as follows:

a.	To the Government of Israel (to guarantee performance of the Cellular License) - NIS 80 million.

b.	To the Government of Israel (to guarantee performance of the Licenses of the Group) - NIS 18 million.

c.	To suppliers, government institutions and others - NIS 159 million.